Acquisitions	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Acquisitions

3.	Acquisitions, Proposed Acquisition and Completed Disposition

Proposed Acquisition of Humana
On July 2, 2015, we entered into a definitive agreement (as it may be amended, the “Merger Agreement”) to acquire Humana Inc. (“Humana”) in a transaction valued at approximately $37 billion, based on the closing price of Aetna common shares on July 2, 2015, including the assumption of Humana debt and Humana cash and cash equivalents. Under the terms of the Merger Agreement, Humana stockholders will receive $125.00 in cash and 0.8375 Aetna common shares for each Humana share.

On October 19, 2015, Aetna and Humana each obtained the approval of their respective shareholders necessary for our proposed acquisition of Humana (the “Proposed Acquisition”).

The Proposed Acquisition remains subject to customary closing conditions, including the expiration of the federal Hart-Scott-Rodino Antitrust Improvements Act of 1976 waiting period and approvals of state departments of insurance and other regulators, and therefore has not been reflected in these financial statements.

Acquisition of bswift LLC
In November 2014, we acquired bswift LLC (“bswift”) for approximately $400 million. bswift provides a technology platform that offers a retail shopping experience for health insurance exchanges and employees nationwide, and provides benefit administration technology and services to employers. We recorded goodwill related to this transaction of $329 million, none of which will be tax deductible. All of the goodwill related to this acquisition was assigned to our Health Care segment.

Acquisition of the InterGlobal Group
In April 2014, we acquired the InterGlobal group (“InterGlobal”), a company that specializes in international private medical insurance for groups and individuals in the Middle East, Asia, Africa and Europe. The purchase price was not material, and the goodwill related to this acquisition was assigned to our Health Care segment.

Acquisition of Coventry
On the Coventry Acquisition Date, we acquired Coventry in a transaction (the “Coventry Merger”) valued at approximately $8.7 billion, including the approximately $1.8 billion fair value of Coventry’s outstanding long-term debt.

Pro Forma Impact of the Acquisition of Coventry
The following table presents supplemental pro forma information for the year ended December 31, 2013, as if the Coventry Merger had occurred on January 1, 2013. The pro forma consolidated results are not necessarily indicative of what our consolidated results would have been had the Coventry Merger been completed on January 1, 2013. In addition, the pro forma consolidated results do not purport to project the future results of the combined company nor do they reflect the expected realization of any cost savings associated with the Coventry Merger.

(Millions, except per common share data)	2013
Total revenue	$52,089.3
Net income attributable to Aetna	2,144.6
Earnings per share:
Basic	5.75
Diluted	5.69

The unaudited pro forma consolidated results for the year ended December 31, 2013 reflect the following pro forma adjustments:

•	Elimination of intercompany transactions between Aetna and Coventry, primarily related to network rental fees.

•	Foregone interest income associated with cash and cash equivalents and investments assumed to have been used to partially fund the Coventry Merger.

•	Foregone interest income associated with adjusting the amortized cost of Coventry’s investment portfolio to fair value as of the completion of the Coventry Merger.

•
Elimination of historical Coventry intangible asset amortization expense and capitalized internal-use software amortization expense and addition of intangible asset amortization expense relating to intangibles valued as part of the acquisition.

•
Additional interest expense from the long-term debt Aetna issued in November 2012 as well as the interest expense on short-term debt Aetna issued in March and April 2013. Interest expense was reduced for the amortization of the fair value adjustment to long-term debt.

•	Elimination of transaction-related costs incurred by Aetna and Coventry during 2013.

•	Adjustment of the above pro forma adjustments for the applicable tax impact.

•	Conforming adjustments to align Coventry’s presentation to Aetna’s accounting policies.

•
Elimination of revenue and directly identifiable costs related to the sale of Aetna’s Missouri Medicaid business, Missouri Care, Incorporated (“Missouri Care”), to WellCare Health Plans, Inc. on March 31, 2013.

Completed Disposition
In connection with the acquisition of Coventry, on March 31, 2013, we completed the sale of Missouri Care to WellCare Health Plans, Inc. The sale price was not material, and the transaction did not have a material impact on our financial position or operating results.